Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	$ 633	$ 578
Pension benefit liability (Note 19)	1,125	547
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	3	3
Accrued liabilities	0	0
Pension benefit liability (Note 19)	1,125	547
Post-retirement and post-employment benefit liability	0	0
Net unfunded status	1,122	544
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Accrued liabilities	63	54
Pension benefit liability (Note 19)	0	0
Post-retirement and post-employment benefit liability	1,705	1,406
Net unfunded status	1,768	1,460
Hydro One Sault Ste. Marie LP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Post-employment benefit plans	$ 0	$ 7